CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions		Shareholders' equity - Group share	Common shares issued	Paid-in surplus and retained earnings	Currency translation adjustment	Treasury shares		Non-controlling interests	Total
Equity as of the beginning of the period at Dec. 31, 2018		$ 115,640	$ 8,227	$ 120,569	$ (11,313)	$ (1,843)		$ 2,474	$ 118,114
Common shares issued as of the beginning of the period at Dec. 31, 2018			2,640,602,007			(32,473,281)
Net income		5,867		5,867				77	5,944
Other comprehensive income		(230)		(366)	136			48	(182)
Comprehensive income		5,637		5,501	136			125	5,762
Dividend		(3,875)		(3,875)				(93)	(3,968)
Issuance of common shares		1,345	$ 74	1,271					1,345
Issuance of common shares (in shares)			26,281,753
Purchase of treasury shares		(1,770)				$ (1,770)	[1]		(1,770)
Purchase of treasury shares (in shares)						(32,331,446)
Sale of treasury shares (in shares)	[1]					4,010
Share-based payments		103		103					103
Net issuance (repayment) of perpetual subordinated notes		(5)		(5)					(5)
Payments on perpetual subordinated notes		(207)		(207)					(207)
Other operations with non-controlling interests								(150)	(150)
Other items		(6)		(6)				6
Equity as of the end of the period at Jun. 30, 2019		116,862	$ 8,301	123,351	(11,177)	$ (3,613)		2,362	119,224
Common shares issued as of the end of the period at Jun. 30, 2019			2,666,883,760			(64,800,717)
Net income		5,400		5,400				94	5,494
Other comprehensive income		(619)		(293)	(326)			20	(599)
Comprehensive income		4,781		5,107	(326)			114	4,895
Dividend		(3,855)		(3,855)				(22)	(3,877)
Issuance of common shares		(6)		(6)					(6)
Issuance of common shares (in shares)			106,750
Purchase of treasury shares		(1,040)				$ (1,040)			(1,040)
Purchase of treasury shares (in shares)						(20,057,890)
Sale of treasury shares	[1]			(219)		$ 219
Sale of treasury shares (in shares)	[1]					4,274,938
Share-based payments		104		104					104
Share cancellation			$ (178)	(3,244)		$ 3,422
Share cancellation (in shares)			(65,109,435)			65,109,435
Net issuance (repayment) of perpetual subordinated notes		1		1					1
Payments on perpetual subordinated notes		(146)		(146)					(146)
Other operations with non-controlling interests		55		55				108	163
Other items		22		22				(35)	(13)
Equity as of the end of the period at Dec. 31, 2019		116,778	$ 8,123	121,170	(11,503)	$ (1,012)		2,527	119,305
Common shares issued as of the end of the period at Dec. 31, 2019			2,601,881,075			(15,474,234)
Net income									2
Other comprehensive income									(4,286)
Comprehensive income									(4,284)
Equity as of the end of the period at Mar. 31, 2020									114,434
Equity as of the beginning of the period at Dec. 31, 2019		116,778	$ 8,123	121,170	(11,503)	$ (1,012)		2,527	119,305
Common shares issued as of the beginning of the period at Dec. 31, 2019			2,601,881,075			(15,474,234)
Net income		(8,335)		(8,335)				(85)	(8,420)
Other comprehensive income		(3,089)		(1,327)	(1,762)			(38)	(3,127)
Comprehensive income		(11,424)		(9,662)	(1,762)			(123)	(11,547)
Dividend		(3,799)		(3,799)				(76)	(3,875)
Issuance of common shares		374	$ 36	338					374
Issuance of common shares (in shares)			13,179,262
Purchase of treasury shares		(611)				$ (611)			(611)
Purchase of treasury shares (in shares)						(13,236,044)
Sale of treasury shares (in shares)	[1]					3,680
Share-based payments		96		96					96
Payments on perpetual subordinated notes		(143)		(143)					(143)
Other operations with non-controlling interests		(63)		(63)				(7)	(70)
Other items		(3)		(3)				13	10
Equity as of the end of the period at Jun. 30, 2020		101,205	$ 8,159	107,934	(13,265)	$ (1,623)		2,334	103,539
Common shares issued as of the end of the period at Jun. 30, 2020			2,615,060,337			(28,706,598)
Equity as of the beginning of the period at Mar. 31, 2020									114,434
Net income									(8,422)
Other comprehensive income									1,159
Comprehensive income									(7,263)
Equity as of the end of the period at Jun. 30, 2020		$ 101,205	$ 8,159	$ 107,934	$ (13,265)	$ (1,623)		$ 2,334	$ 103,539
Common shares issued as of the end of the period at Jun. 30, 2020			2,615,060,337			(28,706,598)

[1]	Treasury shares related to the restricted stock grants.